Prepaid expenses and other current assets (Tables)	12 Months Ended
Dec. 31, 2022
Prepaid Expenses And Other Current Assets
Summary of prepaid expenses and other current assets
	December 31,
	2022	2021
	$	$
Prepaid insurance	428	421
Prepaid research and development	1,998	1,329
Other	62	22
	2,488	1,772